Game Your Game Acquisition - Schedule of Business Acquisitions (Details) - Game Your Game - USD ($) $ in Thousands		3 Months Ended
	Apr. 09, 2021	Jun. 30, 2021
Business Acquisition [Line Items]
Cash	$ 1,667
Equity interest issued	1,403	$ 1,400
Total Purchase Price	$ 3,070
Equity interest issued (in shares)	15,721	15,722